Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	RHP
Entity Registrant Name	Ryman Hospitality Properties, Inc.
Entity Central Index Key	0001040829